LONG-TERM DEBT - Disclosure of long term debt (Details) $ in Thousands, $ in Millions	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($)	May 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 310	$ 115,266
Deferred financing costs, net of loan modification loss on BMO Term Loan	(20)	(123)
Less: current portion of long term debt	(80)	(11,595)
Long-term portion	230	103,671
BMO senior secured term loan ("Term Loan") maturing May 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	0	115,000	$ 115
Atlantic Canada Opportunities Agency ("ACOA") Business Development Program loan maturing September 1, 2024 with a 7 year amortization, bearing interest at an interest rate of 0%
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 272	311
Borrowings, interest rate	0.00%
Borrowings, term	7 years
Vehicle loans - five year term maturing June 17, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 58	$ 78
Borrowings, term	5 years